Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets other than goodwill [abstract]
Summary of Intangible Assets

	Client Relationships	Contract Backlog	Software	Other	Total
	$	$	$	$	$
Cost
December 31, 2018	307.3	8.5	75.2	15.0	406.0
Impact of IFRS 16	—	—	—	(10.2)	(10.2)
January 1, 2019	307.3	8.5	75.2	4.8	395.8
Additions	—	—	12.0	—	12.0
Additions arising on acquisitions	29.5	10.3	1.3	0.3	41.4
Removal of fully amortized assets	—	(4.7)	(23.7)	(1.0)	(29.4)
Impact of foreign exchange	(11.5)	(0.4)	0.2	(1.8)	(13.5)
December 31, 2019	325.3	13.7	65.0	2.3	406.3
Additions	—	—	3.4	—	3.4
Additions arising on acquisitions	9.8	2.7	—	0.2	12.7
Removal of fully amortized assets	(9.7)	(14.3)	(27.4)	(0.5)	(51.9)
Impact of foreign exchange	(0.4)	0.5	(1.7)	—	(1.6)
December 31, 2020	325.0	2.6	39.3	2.0	368.9
Accumulated amortization
December 31, 2018	116.2	3.6	32.7	5.8	158.3
Impact of IFRS 16	—	—	—	(4.5)	(4.5)
January 1, 2019	116.2	3.6	32.7	1.3	153.8
Amortization	31.1	10.0	25.0	0.8	66.9
Removal of fully amortized assets	—	(4.7)	(23.7)	(1.0)	(29.4)
Impact of foreign exchange	(4.4)	(0.1)	0.5	(0.6)	(4.6)
December 31, 2019	142.9	8.8	34.5	0.5	186.7
Amortization	31.6	5.0	16.6	—	53.2
Removal of fully amortized assets	(9.7)	(14.3)	(27.4)	(0.5)	(51.9)
Impact of foreign exchange	(1.6)	0.5	—	—	(1.1)
December 31, 2020	163.2	—	23.7	—	186.9
Net book value
December 31, 2019	182.4	4.9	30.5	1.8	219.6
December 31, 2020	161.8	2.6	15.6	2.0	182.0